Revenue Recognition - Deferred Contract Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement In Deferred Contract Acquisition Costs [Roll Forward]
Beginning balance	$ 16,558	$ 15,562	$ 14,383
Additions to deferred contract acquisition costs	7,401	10,535	8,894
Amortization of deferred contract acquisition costs	(8,372)	(8,583)	(7,715)
Impairment of deferred contract acquisition costs	0	(956)	0
Ending balance	$ 15,587	$ 16,558	$ 15,562